2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of exchange rates used
December 31, 2015
Exchange rates as of the date specified	6.4936:1 RMB to USD
7.7510:1 HKD to USD

Average exchange rates for the years ended	6.2245:1 RMB to USD
7.7521:1 HKD to USD

	June 30, 2016	June 30, 2015
Exchange rates as of the date specified	6.6312:1 RMB to USD	6.1136:1 RMB to USD
	7.7588:1 HKD to USD	7.7544:1 HKD to USD

Average exchange rates for the six-months ended	6.5264:1 RMB to USD	6.1294:1 RMB to USD
	7.7669:1 HKD to USD	7.7544:1 HKD to USD

Estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Schedule of earnings per share calculation
	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Income (loss) from continuing operations	840	25	1,696	(3,037)
(Loss) income from discontinued operations, net of taxes	(835)	2,987	(1,207)	8,715
Net income	5	3,012	489	5,678

Earnings per share
Basic
Continuing operations	$0.04	$0.00	$0.07	$(0.13)
Discontinued operations	(0.04)	0.13	(0.05)	0.37
	$0.00	$0.13	$0.02	$0.24

Diluted
Continuing operations	$0.03	$(0.00)	$0.07	$(0.13)
Discontinued operations	(0.04)	0.12	(0.05)	0.36
	$(0.01)	$0.12	$0.02	$0.23

Weighted average shares outstanding
Basic	23,553,541	23,549,644	23,553,923	23,549,644
Diluted	24,070,599	24,258,035	24,130,698	24,262,250